UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   March 25,2011

Report Type (Check only one.);

[ ]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: 32,900



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENEY ENERGY INC          COM              017361106      762    15200 SH       SOLE                    15200
AMERICAN ELECTRIC POWER        COM              025537101     2289    56900 SH       SOLE                    56900
CENTRAL VERMONT PUBLIC SERVICE COM              155771108     1228    63407 SH       SOLE                    63407
CLECO CORPORATION              COM              12561W105      322    13800 SH       SOLE                    13800
COVANTA HOLDING CORP           COM              22282E102      347    13000 SH       SOLE                    13000
DPL INC                        COM              233293109     1279    48500 SH       SOLE                    48500
DYNEGY INC                     COM              26817G300      614    71809 SH       SOLE                    71809
EL PASO CORP                   COM              28336L109      559    25700 SH       SOLE                    25700
EMCOR GROUP INC                COM              29084Q100      203     7100 SH       SOLE                     7100
ENBRIDGE INC                   COM              29250N105      911    21100 SH       SOLE                    21100
ENERGYSOLUTIONS INC            COM              292756202      291    13000 SH       SOLE                    13000
EXELON CORP                    COM              30161N101     1017    11300 SH       SOLE                    11300
FIRST SOLAR INC                COM              336433107      300     1100 SH       SOLE                     1100
FIRSTENERGY CORP               COM              337932107     2141    26000 SH       SOLE                    26000
FPL GROUP INC                  COM              302571104     1023    15600 SH       SOLE                    15600
IDACORP INC                    COM              451107106      667    23100 SH       SOLE                    23100
ITC HOLDINGS CORP              COM              465685105     1119    21900 SH       SOLE                    21900
ITRON INC                      COM              465741106      305     3100 SH       SOLE                     3100
MASTEC INC                     COM              576323109      275    25800 SH       SOLE                    25800
MDU RESOURCES GROUP INC        COM              552690109      774    22200 SH       SOLE                    22200
NEW JERSEY RESOURCES CORP      COM              646025106      980    30005 SH       SOLE                    30005
NORTHEAST UTILITIES            COM              664397106     1126    44100 SH       SOLE                    44100
NRG ENERGY INC                 COM              629377508      395     9200 SH       SOLE                     9200
OGE ENERGY CORP                COM              670837103      831    26214 SH       SOLE                    26214
PG&E CORP                      COM              69331C108     1947    49044 SH       SOLE                    49044
QUESTAR CORP                   COM              748356102     1549    21800 SH       SOLE                    21800
SIERRA PACIFIC RESOURCES       COM              826428104      247    19450 SH       SOLE                    19450
SOUTH JERSEY INDUSTRIES        COM              838518108      422    11300 SH       SOLE                    11300
SOUTHERN CO                    COM              842587107     2004    57400 SH       SOLE                    57400
SOUTHWEST ENERGY CO            COM              845467109      522    11600 SH       SOLE                    11600
SUNPOWER CORP                  COM              867652109      223     3100 SH       SOLE                     3100
TECO ENERGY INC                COM              872375100      524    24400 SH       SOLE                    24400
UNISOURCE ENERGY CORP CO       COM              909205106      251     8100 SH       SOLE                     8100
WESTAR ENERGY INC              COM              95709T100     1443    67100 SH       SOLE                    67100
WILLIAMS COS INC               COM              969457100     1258    31200 SH       SOLE                    31200
XCEL ENERGY INC                COM              98389B100     2362   117682 SH       SOLE                   117682

